Summarized Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

Summarized Quarterly Financial Data—(in thousands)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2019:
Revenues	$106,081	$300,073	$386,559	$612,457
Income (loss) from operations	(25,402)	(43,388)	(90,951)	234,561
Net income (loss)	(71,277)	(188,907)	(272,410)	158,298

Year ended December 31, 2018:
Revenues	$—	$—	$—	$—
Income (loss) from operations	(3,090)	(5,941)	2,345	(15,193)
Net income (loss)	65,692	7,319	24,388	(91,113)